Concentrations (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [Member] | Entities A [Member]
Concentration Risk, Percentage	84.00%
Revenue [Member] | Governmental client [Member]
Concentration Risk, Percentage		85.00%	78.00%
Revenue [Member] | Other client [Member]
Concentration Risk, Percentage			22.00%
Contract Assets [Member] | Governmental client [Member]
Concentration Risk, Percentage		100.00%	100.00%